Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Expense [Abstract]
Schedule of Income Tax Expenses

The following table presents the composition of income tax expenses for the fiscal years ended March 31, 2025, 2024 and 2023:

	For the fiscal years ended March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Current income tax expense	-	-	780
Deferred tax expense (credit)	241	141	(418)
	241	141	362

Schedule of Income Tax Rate

Reconciliation of the difference between the Hong Kong statutory income tax rate applicable to profits of the Group and the income tax expenses of the Group was as follows:

	For the fiscal years ended March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Profit before provision for income taxes	1,139	1,910	2,032

Income tax expenses computed at statutory rate	188	315	335
Effect of preferential tax rates	-	-	(22)
Non-deductible expenses	107	2	188
Non-taxable income	(1)	(176)	(139)
Over provision of deferred tax in prior years	(53)	-	-
	241	141	362